Note 11 - Summary of Stock Options (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	Year Ended December 31,
	2014				2013
	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (in thousands)	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (in thousands)
Options outstanding, beginning of year	363,413	$1.24	8.80		360,531	$1.24	9.74
Options granted	1,901,476	$0.60			95,581	$1.24
Options assumed from PLC	68,238	$10.24			-	$-
Options exercised	(160)	$0.12			-	$-
Options canceled	(41,184)	$1.83			(92,699)	$1.24
Options outstanding, end of year	2,291,783	$1.02	9.32	$-	363,413	$1.24	8.80	$-

Vested and exercisable and expected to vest, end of year	2,099,687	$1.06	9.29	$-	348,865	$1.24	8.80	$-

Vested and exercisable, end of year	519,901	$2.45	7.89	$-	120,955	$2.48	8.60	$-

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
			Options Outstanding			Options Exercisable
					Weighted
			Number	Weighted	Average	Number	Weighted
			Outstanding	Average	Remaining	Exercisable	Average
Range of			as of	Exercise	Contractual	as of	Exercise
Exercise Prices			December 31, 2014	Price	Term (Years)	December 31, 2014	Price
$0.60			1,901,476	$0.60	9.64	129,594	$0.60
$1.24			312,373	$1.24	7.90	312,373	$1.24
$7.00	-	$9.00	58,603	$8.64	7.46	58,603	$8.64
$12.00	-	$18.63	19,081	$15.29	6.54	19,081	$15.29
$37.00			250	$37.00	3.47	250	$37.00
			2,291,783	$1.02	9.32	519,901	$2.45

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	Year Ended
	Decenber 31,
	2014	2013
Expected term (in years)	5	5
Average volatility	61%	68%
Risk-free interest rate	1.80%	0.84%
Dividend yield	0%	0%

Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Table Text Block]
	Year Ended
	Year Ended December 31,
	2014	2013

Research and development	$5	$-
Selling, general and administrative	179	87
Total	$184	$87